Expense Example, No Redemption - BNY Mellon Opportunistic Municipal Securities Fund	Apr. 30, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 524
Expense Example, No Redemption, 3 Years	682
Expense Example, No Redemption, 5 Years	853
Expense Example, No Redemption, 10 Years	1,350
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	158
Expense Example, No Redemption, 3 Years	490
Expense Example, No Redemption, 5 Years	845
Expense Example, No Redemption, 10 Years	1,845
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	53
Expense Example, No Redemption, 3 Years	167
Expense Example, No Redemption, 5 Years	291
Expense Example, No Redemption, 10 Years	653
Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	49
Expense Example, No Redemption, 3 Years	154
Expense Example, No Redemption, 5 Years	269
Expense Example, No Redemption, 10 Years	604
Class Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	74
Expense Example, No Redemption, 3 Years	230
Expense Example, No Redemption, 5 Years	401
Expense Example, No Redemption, 10 Years	$ 894